Consolidated Statements of Shareholders's Equity (Deficit) - USD ($)	Share capital	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive (loss) income	Total
Balance at Jun. 30, 2016	$ 962	$ 52,721,219	$ (6,962,585)	$ (2,257,504)	$ 43,502,092
Balance, Shares at Jun. 30, 2016	9,618,852
Issuance of ordinary shares for professional services	$ 144	2,418,544			2,418,688
Issuance of ordinary shares for professional services, Shares	1,442,827
Net income/loss for the year			(28,427,244)		(28,427,244)
Foreign currency translation adjustment				(1,881,886)	(1,881,886)
Balance at Jun. 30, 2017	$ 1,106	55,139,763	(35,389,829)	(4,139,390)	15,611,650
Balance, Shares at Jun. 30, 2017	11,061,679
Issuance of ordinary shares for professional services	$ 80	871,920			872,000
Issuance of ordinary shares for professional services, Shares	800,000
Issuances of ordinary shares in connection with certain private placements	$ 180	1,176,127			1,176,307
Issuances of ordinary shares in connection with certain private placements, Shares	1,798,635
Cancellation for escrow shares	$ (100)	100
Cancellation for escrow shares, Shares	(1,000,000)
Cancellation for dividend payable			35,000,000		35,000,000
Net income/loss for the year			(82,889,335)		(82,889,335)
Foreign currency translation adjustment				7,422,092	7,422,092
Balance at Jun. 30, 2018	$ 1,266	57,187,910	(83,279,164)	3,282,702	(22,807,286)
Balance, Shares at Jun. 30, 2018	12,660,314
Issuance of ordinary shares for professional services	$ 15	122,985			123,000
Issuance of ordinary shares for professional services, Shares	150,000
Issuances of ordinary shares in connection with certain private placements	$ 1,052	5,498,948			5,500,000
Issuances of ordinary shares in connection with certain private placements, Shares	10,525,000
Issuance of ordinary shares in connection with registered direct offering, net of transaction cost	$ 285	2,365,350			2,365,635
Issuance of ordinary shares in connection with registered direct offering, net of transaction cost, Shares	2,845,000
Disposition of Elite and its subsidiary		(47,549,581)	47,549,581	(4,087,000)	(4,087,000)
Net income/loss for the year			27,555,442		27,555,442
Foreign currency translation adjustment				502,076	502,076
Balance at Jun. 30, 2019	$ 2,618	$ 17,625,612	$ (8,174,141)	$ (302,222)	$ 9,151,867
Balance, Shares at Jun. 30, 2019	26,180,314